Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
PARENT COMPANY FINANCIAL INFORMATION
23.	PARENT COMPANY FINANCIAL INFORMATION

Beneficial Mutual Bancorp, Inc.

CONDENSED STATEMENTS OF FINANCIAL CONDITION—PARENT COMPANY ONLY

(Dollars in thousands)	December 31,
	2011	2010
ASSETS
Cash on deposit at the Bank	$1,257	$1,962
Interest-bearing deposit at the Bank	54,541	29,148
Investment in the Bank	590,983	579,184
Investment in Statutory Trust	774	774
Investment securities available-for-sale	3,258	3,361
Loan Receivable from the Bank (interest earning)	—	15,500
Receivable from the Bank	636	6,242
Accrued Interest from the Bank	—	14
Deferred Income Taxes	926	1,097
Other assets	2,957	3,681

TOTAL ASSETS	$655,332	$640,963

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES:
Accrued and other liabilities	592	76
Accrued Interest Payable	26	23
Statutory Trust Debenture	25,334	25,317

Total liabilities	25,952	25,416

COMMIITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred Stock—$.01 par value; 100,000,000 shares authorized, none issued or outstanding as of December 31, 2011 and 2010	—	—
Common Stock—$.01 par value 300,000,000 shares authorized 82,267,457 and 82,267,457 issues and 80,292,707 and 80,717,553 shares outstanding as of December 31, 2011 and 2010, respectively	823	823
Additional paid-in capital	351,107	348,415
Unearned common stock held by employee stock ownership plan	(19,856)	(22,587)

Retained earnings	315,268	304,232

Accumulated other comprehensive loss	(1,162)	(1,882)
Treasury stock, at cost, 1,974,750 shares and 1,549,904 shares at December 31, 2011 and 2010, respectively	(16,800)	(13,454)

Total stockholders’ equity	629,380	615,547

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$655,332	$640,963

Beneficial Mutual Bancorp, Inc.

CONDENSED STATEMENTS OF OPERATIONS—PARENT COMPANY ONLY

	00000000	00000000	00000000
	December 31,
(Dollars in thousands)	2011	2010	2009
INCOME
Interest on interest-bearing deposits with the Bank	$393	$489	$406
Interest and dividends on investment securities	88	103	175
Interest on loan to the Bank	282	301	402
Realized gain on securities available-for-sale	130	806	116
Other income (loss)	15	15	(114)

Total income	908	1,714	985

EXPENSES
Expenses paid to the Bank	104	150	150
Interest expense	512	519	686
Charitable contributions	—	—	55
Other expenses	796	620	733

Total expenses	1,412	1,289	1,624
(Loss) income before income tax (benefit) expense and equity in undistributed net income of affiliates	(504)	425	(639)

Income tax (benefit) expense	(177)	149	989

Equity in undistributed net income of the Bank	11,363	(9,239)	18,717

Net income (loss)	$11,036	$(8,963)	$17,089

Beneficial Mutual Bancorp, Inc.

CONDENSED STATEMENTS OF CASH FLOW—PARENT COMPANY ONLY

(Dollars in thousands)	2011	2010	2009
OPERATING ACTIVITIES:
Net income (loss)	$11,036	($8,963)	$17,089
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Equity in undistributed net earnings of subsidiaries	(11,363)	9,239	(18,717)
Investment securities gain	(131)	(894)	(1,702)
Impairment on equity securities	—	88	1,587
Accrued interest receivable	14	(1)	212
Accrued interest payable	3	1	(22)
Net intercompany transactions	26,624	3,434	3,236
Amortization of debt premium on debenture	17	17	18
Deferred income taxes	(95)	(13)	1,467
Changes in assets and liabilities that provided (used) cash:
Other liabilities	516	76	(31)
Other assets	724	(752)	554

Net cash provided by operating activities	27,345	2,232	3,691

INVESTING ACTIVITIES:
Purchases of investment securities available-for-sale	—	(1,862)	(3,028)
Proceeds from sales and maturities of investment securities available-for-sale	682	5,069	5,354
Net change in money market securities	7	268	726

Net cash provided by investing activities	689	3,475	3,052

FINANCING ACTIVITIES:
Purchase of treasury stock	(3,346)	(9,858)	(3,596)
Purchase of stock for share-based compensation plans	—	—	—
Loan to employee stock ownership plan	—	—	—

Net cash used in financing activities	(3,346)	(9,858)	(3,596)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	24,688	(4,151)	3,147
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	31,110	35,261	32,114

CASH AND CASH EQUIVALENTS, END OF YEAR	$55,798	$31,110	$35,261

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Cash payments for interest	$498	$503	$690
Cash payments of income taxes	47	50	3